Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (7,321,584)	$ (11,800,009)
Adjustments for:
Depreciation expenses	149,043	253,768
Amortization expenses	1,957	2,390
Net loss on fair value changes of financial assets at fair value through profit or loss	9,254
Finance costs	677,637	401,906
Interest income	(216)	(144,211)
Compensation costs recognized of share-based payment transactions	166,992	155,424
Loss (Gain) on disposal of property, plant and equipment	(359)	70,490
Unrealized loss (gain) on foreign exchange, net	(390,055)	81,590
Loss on lease modification		64,287
Changes in operating assets and liabilities
Decrease (Increase) in prepayments	(226,279)	38,993
Decrease in trade payables	(461,297)	(1,742,176)
Decrease in other payables	(831,765)	(731,144)
Cash used in operations	(8,226,672)	(13,348,692)
Interest received	216	144,211
Interest paid	(20,125)	(11,911)
Income tax paid		(475,000)
Net cash used in operating activities	(8,246,581)	(13,691,392)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment		(2,992)
Proceeds from disposal of property, plant and equipment	359	3,280
Increase in refundable deposits		(33,168)
Net cash (used in) generated from investing activities	359	(32,880)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of the principal portion of lease liabilities	(129,365)	(134,498)
Net cash used in financing activities	(129,365)	(134,498)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(8,375,587)	(13,858,770)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	22,203,031	28,908,901
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 13,827,444	$ 15,050,131